(20) PRIVATE PENSION PLAN (Details 7)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Forca e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Nominal Discount Rate For Actuarial Liabilities [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Financial assumptions	7.43%	9.10%		9.51%
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Forca e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Nominal Return Rate On Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Financial assumptions	7.43%	9.10%		9.51%
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Forca e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Estimated Rate Of Nominal Salary Increase [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Financial assumptions	5.56%	5.56%	[1]	6.08%
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Forca e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Estimated Rate Of Nominal Benefits Increase [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Financial assumptions	4.00%	4.00%		4.00%
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Forca e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Estimated Long-Term Inflation Rate (Basis For Determining The Nominal Rates Above) [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Financial assumptions	4.00%	4.00%		4.00%
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Forca e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | General Biometric Mortality [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Demographic assumptions	AT-2000 (-10)	AT-2000 (-10)		AT-2000 (-10)
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Forca e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Biometric Table For The Onset Of Disability [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Demographic assumptions	Low Light (-30)	Low Light		Low Light (-30)
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Forca e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Expected Turnover Rate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Demographic assumptions	ExpR_2012	ExpR_2012		ExpR_2012
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Forca e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Likelihood Of Reaching Retirement Age [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Demographic assumptions	After 15 years of membership and 35 years of service for men and 30 years for women	After 15 years of membership and 35 years of service for men and 30 years for women		After 15 years of membership and 35 years of service for men and 30 years for women
RGE Sul Distribuidora de Energia S.A. ("RGE") (Plan 1 & 2) [Member] | Nominal Discount Rate For Actuarial Liabilities [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Financial assumptions	7.43%	9.10%		9.51%
RGE Sul Distribuidora de Energia S.A. ("RGE") (Plan 1 & 2) [Member] | Nominal Return Rate On Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Financial assumptions	7.43%	9.10%		9.51%
RGE Sul Distribuidora de Energia S.A. ("RGE") (Plan 1 & 2) [Member] | Estimated Rate Of Nominal Salary Increase [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Financial assumptions	5.97%	5.97%	[2]	6.10%
RGE Sul Distribuidora de Energia S.A. ("RGE") (Plan 1 & 2) [Member] | Estimated Rate Of Nominal Benefits Increase [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Financial assumptions	4.00%	4.00%		4.00%
RGE Sul Distribuidora de Energia S.A. ("RGE") (Plan 1 & 2) [Member] | Estimated Long-Term Inflation Rate (Basis For Determining The Nominal Rates Above) [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Financial assumptions	4.00%	4.00%		4.00%
RGE Sul Distribuidora de Energia S.A. ("RGE") (Plan 1 & 2) [Member] | General Biometric Mortality [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Demographic assumptions	BR-EMS sb v.2015	BR-EMS sb v.2015		BR-EMS sb v.2015
RGE Sul Distribuidora de Energia S.A. ("RGE") (Plan 1 & 2) [Member] | Biometric Table For The Onset Of Disability [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Demographic assumptions	Medium Light	Medium Light		Medium Light
RGE Sul Distribuidora de Energia S.A. ("RGE") (Plan 1 & 2) [Member] | Expected Turnover Rate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Demographic assumptions	Null	Null		Null
RGE Sul Distribuidora de Energia S.A. ("RGE") (Plan 1 & 2) [Member] | Likelihood Of Reaching Retirement Age [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Demographic assumptions	100% on first eligibility to a full retirement benefit	100% on first eligibility to a full retirement benefit		100% on first eligibility to a full retirement benefit

[1]	Estimated rate of nominal salary increase for CPFL Piratininga was 6.39% on December 31, 2019, 2018 and 2017.
[2]	Estimated rate of nominal salary increase for RGE (plan 1) was 5.15% on December 31, 2019 and 2018 and 6.13% on December 31, 2017.